SCHEDULE OF CAPITAL COMMITMENTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase of property, and equipment	$ 964	$ 7,523